General (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation, State Country Name	Israel
Cash and Cash Equivalents, at Carrying Value	$ 13,021	$ 3,097	$ 4,156	$ 23,736
Marketable Securities, Current	6,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(12,299)	(16,953)	$ (10,622)
Retained Earnings (Accumulated Deficit)	$ (76,619)	$ (64,320)